Income Tax Matters - Deferred Taxes Movement (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Income Taxes [Abstract]
Beginning balance, Deferred tax assets	€ 7,631	€ 7,820
Reclassification entry into force IFRIC 23	0
Additions	1,070	1,866
Disposals	(1,123)	(1,844)
Transfers	(882)	(79)
Translation differences and hyperinflation adjustments	(33)	(127)
Company movements and others	19	(5)
Ending balance, Deferred tax assets	6,682	7,631
Beginning balance, Deferred tax liabilities	2,674	2,145
Reclassification entry into force IFRIC 23	313
Additions	586	916
Disposals	(323)	(320)
Transfers	(250)	(204)
Translation differences and hyperinflation adjustments	(87)	130
Company movements and others	(5)	7
Ending balance, Deferred tax liabilities	€ 2,908	€ 2,674